Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	49,595	44,317
Total ending allowance balance	49,595	44,317	$ 44,766
Loans [Abstract]
Individually evaluated for impairment	21,581	20,976
Collectively evaluated for impairment	4,222,889	4,041,220
Total loans	4,244,470	4,062,196
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,140	3,999
Total ending allowance balance	4,140	3,999	4,048
Loans [Abstract]
Individually evaluated for impairment	1,028	1,437
Collectively evaluated for impairment	211,464	198,062
Total loans	212,492	199,499
1 to 4 Family Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	44,950	39,748
Total ending allowance balance	44,950	39,748	39,772
Loans [Abstract]
Individually evaluated for impairment	20,553	19,539
Collectively evaluated for impairment	4,001,808	3,832,157
Total loans	4,022,361	3,851,696
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	505	570
Total ending allowance balance	505	570	$ 946
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	9,617	11,001
Total loans	$ 9,617	$ 11,001